Average Annual Total Returns - Great-West International Index Fund	Institutional OneYear	Institutional FiveYears	Institutional SinceInception	Institutional InceptionDate	Institutional MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor SinceInception	Investor InceptionDate	Investor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	7.84%	7.47%	4.73%	May 01, 2015	7.82%	7.45%	4.75%	7.52%	7.10%	4.76%	Jan. 13, 2011	7.82%	7.45%	5.46%